Changes in the scope of the consolidated condensed interim financial statements (Details) $ in Thousands	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Dec. 28, 2018 USD ($) TransmissionLine	Oct. 10, 2018 USD ($)	Sep. 30, 2019 USD ($)	May 09, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 13, 2018 USD ($)	Dec. 11, 2018 USD ($)	Nov. 27, 2018	Feb. 28, 2018 USD ($)
Business acquisition [Abstract]
Investments carried under the equity method					$ 140,585		$ 53,419
Current assets					1,243,307		1,127,695
Project debt long term					(4,093,672)		(4,826,659)
Deferred tax liabilities					(264,056)		(211,000)
Project debt short term					$ (837,675)		(264,455)
Algonquin [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired										16.47%
Asset Acquisition [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price							76,604
Business acquisition [Abstract]
Concessional assets							155,909
Investments carried under the equity method							1
Current assets							5,646
Project debt long term							(79,016)
Deferred tax liabilities							(590)
Project debt short term							(2,346)
Other current and non-current liabilities							(3,000)
Asset acquisition - purchase price							(76,604)
Net result of the asset acquisition							$ 0
Amherst Island [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW		75
Total investment		$ 97,200
Business acquisition [Abstract]
Investments carried under the equity method		4,900				$ 4,900
Amherst Island [Member] | Algonquin [Member]
Business acquisition [Abstract]
Investments carried under the equity method		$ 92,300
Monterrey [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW	142
Total investment	$ 42,000
Percentage interest acquired	30.00%
Purchase price	$ 42,000
Business acquisition [Abstract]
Investments carried under the equity method	17,000
Asset acquisition - purchase price	(42,000)
ASI Ops [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price	6,000
Business acquisition [Abstract]
Investments carried under the equity method	6,000
Asset acquisition - purchase price	$ (6,000)
Mini- Hydro [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired											100.00%
Purchase price											$ 9,327
Business acquisition [Abstract]
Asset acquisition - purchase price											$ (9,327)
Pemex Transportation System [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired				5.00%
Consideration initial amount will be disbursed as construction progresses				$ 7,000
Additional ownership percentage to be acquired				65.00%
Remaining ownership percentage to be acquired one year after COD				30.00%
Total estimated equity investment				$ 150,000
Chile TL3 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price									$ 6,000
Business acquisition [Abstract]
Asset acquisition - purchase price									$ (6,000)
Melowind [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired								100.00%
Purchase price								$ 45,000
Business acquisition [Abstract]
Asset acquisition - purchase price								$ (45,000)
Power Substation [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price			$ 16,000
Number of transmission lines acquired | TransmissionLine			2
Business acquisition [Abstract]
Asset acquisition - purchase price			$ (16,000)